Events After the Balance Sheet	12 Months Ended
Dec. 31, 2021
Events After the Balance Sheet [Abstract]
EVENTS AFTER THE BALANCE SHEET
36.	EVENTS AFTER THE BALANCE SHEET

Effective on April 26, 2023, the Company’s Common Stock began trading on the Nasdaq Capital Market (“Nasdaq”) on a one-for-ten (1-for-10) reverse-split basis under the current symbol “JXJT” but with a new CUSIP number. The EPS figures showed in the financial statements are calculated based on the number of shares after reverse-split.